Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net {Abstract]
Schedule of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Purchased copyright	18,023	80,789	11,068
Less: accumulated amortization	(7,161)	(19,059)	(2,611)
Balance at the end of the year	10,862	61,730	8,457

Schedule of Amortization Expenses For the Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years and thereafter are as follows:

	RMB	US$
2025	23,124	3,168
2026	13,249	1,815
2027	10,869	1,489
2028	4,691	643
2029	3,684	505
Thereafter	6,113	837
	61,730	8,457